July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc.(a)	2,494	$116,220
Automobiles — 0.7%
Tesla, Inc.(a)	820	255,192
Broadline Retail — 2.9%
Alibaba Group Holding Ltd., ADR	1,178	144,011
Amazon.com, Inc.(a)	3,714	1,008,648
		1,152,659
Capital Markets — 0.3%
Cboe Global Markets, Inc.	384	119,128
Chemicals — 0.7%
Resonac Holdings Corp.	3,400	283,217
Communications Equipment — 3.7%
Arista Networks, Inc.(a)	3,040	548,264
Cisco Systems, Inc.	2,790	323,612
Lumentum Holdings, Inc.(a)	816	582,575
		1,454,451
Diversified Telecommunication Services — 2.2%
Space Exploration Technologies Corp., Class A(a)(b)	8,163	884,624
Electrical Equipment — 0.7%
Vertiv Holdings Co., Class A	1,115	269,351
Electronic Equipment, Instruments & Components — 6.1%
Chroma ATE, Inc.	7,000	439,782
Coherent Corp.(a)	1,064	279,715
Delta Electronics, Inc.	6,000	295,186
Elite Material Co. Ltd.	4,000	574,210
Flex Ltd.(a)	4,592	522,340
Gold Circuit Electronics Ltd.	12,000	287,619
		2,398,852
Entertainment — 1.1%
Spotify Technology SA(a)	282	140,983
Take-Two Interactive Software, Inc.(a)	1,242	301,707
		442,690
Financial Services — 0.6%
PayPay Corp., ADR NVS(a)(b)	5,421	82,020
Visa, Inc., Class A	446	163,294
		245,314
Hotels, Restaurants & Leisure — 0.4%
DoorDash, Inc., Class A(a)	750	147,120
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A	4,370	1,556,288
IT Services — 2.7%
MongoDB, Inc., Class A(a)	587	198,101
Snowflake, Inc.(a)	2,887	846,699
		1,044,800
Semiconductors & Semiconductor Equipment — 46.0%
Advanced Micro Devices, Inc.(a)	3,747	1,784,134
Applied Materials, Inc.	498	252,820
ASE Technology Holding Co. Ltd.	31,000	528,999
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	190	$313,110
Broadcom, Inc.	7,069	2,751,820
Cerebras Systems, Inc., Class A(a)(b)	765	152,013
Infineon Technologies AG	3,324	238,542
Intel Corp.(a)	12,212	1,101,522
Lam Research Corp.	5,562	1,629,777
Marvell Technology, Inc.	1,357	254,519
Micron Technology, Inc.	567	466,658
Monolithic Power Systems, Inc.	257	366,490
Nvidia Corp.	19,770	3,968,828
SK Hynix, Inc.	1,826	2,073,706
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,600	1,859,550
Teradyne, Inc.	941	345,996
		18,088,484
Software — 11.9%
Cadence Design Systems, Inc.(a)	544	184,971
Crowdstrike Holdings, Inc., Class A(a)	4,116	785,580
Datadog, Inc., Class A(a)	1,489	399,007
Microsoft Corp.	4,343	2,018,279
Oracle Corp.	1,421	184,545
Palantir Technologies, Inc., Class A(a)	1,267	155,917
Palo Alto Networks, Inc.(a)	2,499	829,243
ServiceNow, Inc.(a)	1,254	139,483
		4,697,025
Technology Hardware, Storage & Peripherals — 14.1%
Apple, Inc.	7,637	2,359,146
Samsung Electronics Co. Ltd.	11,441	1,991,361
Sandisk Corp.(a)	380	461,635
Western Digital Corp.	1,360	740,982
		5,553,124
Total Long-Term Investments — 98.4% (Cost: $26,866,591)		38,708,539
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	1,251,445	1,251,821
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	230,000	230,000
Total Short-Term Securities — 3.7% (Cost: $1,481,795)		1,481,821
Total Investments — 102.1% (Cost: $28,348,386)		40,190,360
Liabilities in Excess of Other Assets — (2.1)%		(842,774)
Net Assets — 100.0%		$39,347,586

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$460,267	$791,622 (a)	$—	$(94)	$26	$1,251,821	1,251,445	$1,719 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	70,000 (a)	—	—	—	230,000	230,000	2,692	—
				$(94)	$26	$1,481,821		$4,411	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,682,807	$7,025,732	$—	$38,708,539
Short-Term Securities
Money Market Funds	1,481,821	—	—	1,481,821
	$33,164,628	$7,025,732	$—	$40,190,360

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares